SHARE-BASED COMPENSATION ARRANGEMENTS (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	6,026	3,781
Forfeited during the year	(828)	(359)
Exercised during the year	(1,046)	(652)
Granted during the year	620	3,256
Number of options, Outstanding	4,772	6,026
Number of options, Exercisable	1,814	1,540
Weighted average exercise price, Outstanding | $ / shares	$ 6.54	$ 2.19
Forfeited during the year | $ / shares	7.61	6.79
Exercised during the year | $ / shares	1.96	2.08
Granted during the year | $ / shares	7.22	10.76
Weighted average exercise price, Outstanding | $ / shares	$ 7.31	$ 6.54